Preferred Stock (Number Of Shares Of Preferred Stock Issued And Outstanding) (Detail) (Preferred Stock [Member])	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Class of Stock [Line Items]
Net change
Outstanding at end of fiscal year	156,001,000	156,001,000	156,001,000
Preferred Stock, Class 5 [Member]
Class of Stock [Line Items]
Net change
Outstanding at end of fiscal year	156,000,000	156,000,000	156,000,000
Preferred Stock, Class 11 [Member]
Class of Stock [Line Items]
Net change
Outstanding at end of fiscal year	1,000	1,000	1,000